SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,073,527	$ 352,912
Valuation allowance	(1,073,527)	(352,912)
Total